Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Payroll and related expenses	2,700	2,305	1,405
Share-based payment	220	524	704
Subcontractors	155	619	340
Depreciation	102	73	52
Other	380	303	124
	3,557	3,824	2,625